Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	EURONAV NV
Entity Central Index Key (CIK)	0001604481
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1